Principal changes in the scope of consolidation in 2022 and 2021 - Additional Information (Details) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions									1 Months Ended				8 Months Ended	11 Months Ended	12 Months Ended
		Nov. 29, 2024 EUR (€)	Nov. 29, 2024 USD ($)	Sep. 29, 2023 EUR (€)	Jun. 17, 2022 EUR (€)	May 10, 2022 EUR (€) € / shares shares	May 03, 2022	Mar. 17, 2022 EUR (€)	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 EUR (€)		Dec. 31, 2024 USD ($)		Dec. 31, 2023 EUR (€)		Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)	May 30, 2024 USD ($)	Sep. 29, 2023 USD ($)	Apr. 27, 2023 USD ($)	Mar. 13, 2023 USD ($) $ / shares	Feb. 08, 2022 EUR (€)	Feb. 08, 2022 USD ($)	Oct. 01, 2021 EUR (€)
Disclosure of detailed information about business combination [line items]
Net cash flow on acquisition	[1]														€ 1,901				€ 2,535	[2]		€ 987	[2]
Net sales															41,081				37,817	[3]		37,651	[3]
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[4]																					793
Investments accounted for using the equity method													€ 677	€ 677	316				424			677
Other gains, (losses) and litigation															(470)				(196)	[3]		(143)	[3]
Tax expense (income)															(1,204)				(1,017)	[3],[5]		(1,909)	[3],[5]
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax	[6]														0				42	[2]		134	[2]
Other intangible assets													21,640	21,640	22,629				24,319			21,640
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[7]														1,461				807	[2]		1,340	[2]
Goodwill													€ 49,892	49,892	43,384				49,404			49,892
Cash flows from (used in) investing activities, discontinued operations	[8]														€ (109)				(1,250)	[2]		42	[2]
Enjaymo global rights | Major Collaboration Agreement
Disclosure of detailed information about business combination [line items]
Upfront payments for projects under collaboration agreements | $			$ 825.0
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax		€ 768
Goodwill		€ 276
Regular milestone payments for projects under collaboration agreements | $			$ 250.0
Assets Acquisition
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date | $																									$ 300.0
Net cash flow on acquisition | $																	$ 2,035.0
Consideration transferred, acquisition-date fair value | $																									2,035.0
Other intangible assets | $																									$ 1,885.0
Provision for decommissioning, restoration and rehabilitation costs
Disclosure of detailed information about business combination [line items]
Other provisions						€ 14
Regulatory compliance costs
Disclosure of detailed information about business combination [line items]
Other provisions						€ 15
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of detailed information about business combination [line items]
Regular milestone payments for projects under collaboration agreements									€ 96	$ 100.0
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of detailed information about business combination [line items]
Upfront payments for projects under collaboration agreements											€ 856	$ 900.0
AstraZeneca | Antibodies Collaboration agreement
Disclosure of detailed information about business combination [line items]
Commitments related to milestone payments for projects under collaboration agreements																			€ 375
AstraZeneca | Antibodies Collaboration agreement | Major territories
Disclosure of detailed information about business combination [line items]
Percentage of profits arising from commercial operations															5000.00%		5000.00%
EUROAPI
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate (in percent)													30.10%		29.60%	[9]	29.60%	[9]
Ownership interest in subsidiary, minimum holding period						2 years
Investments accounted for using the equity method													€ 413	413								413
EUROAPI | EPIC BPIFrance
Disclosure of detailed information about business combination [line items]
Consideration transferred, valuation period								30 days
EUROAPI
Disclosure of detailed information about business combination [line items]
Exceptional supplementary dividend proposed, percentage of share capital								58.00%
Exceptional supplementary dividend, percentage of share capital						5800.00%	58.00%
Special distribution, number of shares converted (in shares) | shares						23
Special distribution, percentage of share capital distributed						57.88%
Net sales																								€ 486
Decrease through loss of control of subsidiary, net assets						€ 1,227
Decrease through loss of control of subsidiary, intangible assets and goodwill						€ 164
Weighted average share price (in EUR per share) | € / shares						€ 14.58
Net foreign exchange loss						€ 35
Other gains, (losses) and litigation						3
Tax expense (income)						111
Disposal of consolidated undertakings and investments accounted for using the equity method, net of tax						€ 101																101
EUROAPI | Manufacture and supply collaboration agreement
Disclosure of detailed information about business combination [line items]
Collaboration agreement, annual net sales target																															€ 300
Collaboration agreement, commitment amount													€ 1,100	1,100								1,100
EUROAPI | EPIC BPIFrance
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests divested					12.00%			12.00%
Consideration transferred, maximum amount					€ 150			€ 150
Opella Business
Disclosure of detailed information about business combination [line items]
Tax expense (income)															€ (122)
Financial interest in principal fully consolidated companies															50.00%		50.00%
Valuation of Subsidiary															€ 16,000
Attributable to equity holders of Sanofi
Disclosure of detailed information about business combination [line items]
Effect of the distribution of an exceptional supplementary dividend of 58% of the shares of EUROAPI to the equity holders of Sanofi	[4]																					€ 793
Amunix Pharmaceuticals, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred																													€ 970
Commitments related to milestone payments, business combinations | $																														$ 225.0
Contingent consideration recognised as of acquisition date																													156
Net cash flow on acquisition														€ 852
Identifiable intangible assets recognised as of acquisition date																													493
Consideration transferred, acquisition-date fair value																													1,126
Goodwill recognised as of acquisition date																													€ 609
Provention Bio, Inc
Disclosure of detailed information about business combination [line items]
Cash transferred | $																												$ 2,800.0
Net cash flow on acquisition | $																					$ 2,722.0
Purchase price per share (in euro/usd per share) | $ / shares																												$ 25
Financial interest in principal fully consolidated companies													3.00%
Consideration transferred, acquisition-date fair value | $																											$ 2,806.0
Other intangible assets | $																											$ 2,810.0
QRIB Intermediate Holding
Disclosure of detailed information about business combination [line items]
Identifiable intangible assets recognised as of acquisition date				€ 774
Consideration transferred, acquisition-date fair value				1,343																						$ 1,419.0
Goodwill				484
Cash flows from (used in) investing activities, discontinued operations				1,410
Goodwill recognised as of acquisition date				€ 484

[1]	This line item includes payments made in respect of contingent consideration identified and recognized as a liability in business combinations. For 2024, it includes the net cash outflow relating to the acquisition of Inhibrx, Inc. (see Note D.1..1). For 2023, it includes the net cash outflow on the acquisitions of
Provention Bio (see Note D.1.). For 2022, it includes the net cash outflow on the acquisition of Amunix (see Note D.1.)

[2]	Cash flows of the Opella business are presented separately in accordance with IFRS 5 (Non-Current Assets Held for Sale and Discontinued Operations).
[3]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[4]	This amount includes the valuation of the shares distributed as a dividend in kind, at a price of €14.58 per share, as of May 10, 2022 (see Note D.1.3).
[5]	(a) Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[6]	For 2022, this line item includes the net cash inflows (before taxes) of €101 million on the divestment of EUROAPI (see Note D.1.).
[7]	For 2024, this line item includes the sale of the Enjaymo global rights to Recordati for pre-tax proceeds of €768 million. For 2023 and 2022, this line item mainly comprises disposals of assets and activities related to portfolio streamlining, and disposals of equity and debt instruments.

[8]	For 2023, this line item includes the net cash outflow on the acquisition of QRIB (see Note D.1.)
[9]	(a) The investment in EUROAPI includes an impairment loss determined by reference to the quoted market price (€2.88 as of December 31, 2024, and €5.73 as of December 31, 2023)